Guardian Growth & Income VIP Fund
GUARDIAN GROWTH & INCOME VIP FUND
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges were reflected, the fees and expenses would be higher. For information about these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Guardian Growth & Income VIP Fund Guardian Growth & Income VIP Fund
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.01%	[1]
Total Annual Fund Operating Expenses	2.91%
Fee Waiver and/or Expense Reimbursement	(1.93%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	Park Avenue Institutional Advisers LLC, the Fund's investment manager (the "Manager"), has contractually agreed through April 30, 2018 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.98% of the Fund's average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Manager's recoupment rights. The Manager is entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not reflect charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund | USD ($)	100	571

Expense Example, No Redemption	1 Year	3 Years
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund | USD ($)	100	571

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As the Fund commenced operations on or around the date of this Prospectus, no portfolio turnover information is shown.
Principal Investment Strategies
The Fund invests primarily in the equity securities of U.S. companies that AllianceBernstein L.P., the Fund’s subadviser (“Subadviser”), believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization). The Subadviser defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000 Value Index® (the “Index”) at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $1.5 billion to $516 billion as of June 30, 2016. The Fund may also invest in foreign securities.

The Subadviser believes that, over time, a company’s stock price will come to reflect its intrinsic economic value. The Subadviser depends heavily upon the fundamental analysis and research of its internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 primarily U.S. companies. In determining a company’s intrinsic economic value, the Subadviser takes into account many fundamental and financial factors that it believes bear on the company’s ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Subadviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Subadviser anticipates that the Fund’s portfolio normally will include companies ranking in the top three deciles of the Subadviser’s valuation model.

The Subadviser recognizes that the perception of what is a “value” stock is relative and the factors considered in determining whether a stock is a “value” stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund’s emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.
Principal Investment Risks
The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.

Active Trading Risk. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund’s performance.

Equity Securities Risk. The price or value of the Fund’s investments in a company’s equity securities, such as common or preferred stock, may rise or fall rapidly or unpredictably and are subject to real or perceived changes in the company’s financial condition and overall market and economic conditions. Equity securities are normally more volatile than fixed-income investments. Common stocks generally represent the riskiest investment in a company and preferred stocks generally rank junior to a company’s debt with respect to dividends, which the company may or may not declare.

Foreign Investment and Currency Risk. Foreign investments, or exposure to foreign markets, present greater risks than investing in securities of U.S. issuers. Foreign securities are particularly susceptible to liquidity and valuation risk and may be especially volatile. These investments are subject to additional risks, including: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. The Fund’s foreign investments that are denominated in or provide exposure to a foreign currency may be negatively affected by a decline in the foreign currency’s value relative to the U.S. dollar. The value of foreign currencies may fluctuate quickly and significantly.

Investment Style Risk. Different investment styles tend to perform differently and shift in and out of favor depending on changes in market and economic sentiment and conditions. The Fund invests in stocks believed by the Subadviser to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. Thus, the Fund may underperform other equity funds that employ a different investment style during such periods.

Issuer Risk. The Fund’s investments may be adversely affected by a number of factors that directly relate to the issuer of securities held by the Fund, such as its earnings prospects and overall financial position. In addition, an issuer in which the Fund invests, or to which it has exposure, may perform poorly because of poor management decisions or other events, conditions, or factors, which could also negatively affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies may be unable to attain the same growth rate of small- or mid-capitalization companies. In addition, large-capitalization companies may be unable to respond to competitive challenges or opportunities as quickly as smaller companies.

Liquidity and Valuation Risk. The Fund’s investments may be difficult to sell at a favorable time or price. To meet redemption requests or otherwise raise cash, the Fund may be forced to sell investments at a disadvantageous time and/or price. In addition, it may be difficult for the Fund to accurately value investments or purchase or sell investments within a reasonable time at the price at which it has been valued for purposes of the Fund’s net asset value. Certain investments, including thinly-traded securities (generally defined as securities for which there is little or no trading in the secondary market), are particularly susceptible to liquidity and valuation risk.

Management Risk. The Fund is actively managed by the Subadviser. There is no guarantee that the Subadviser’s investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives.

Market Risk. The financial and securities markets are volatile and may be affected by political, regulatory, social, or economic developments, which may negatively affect issuers, industries and markets worldwide and adversely affect the Fund. The price or value of the Fund’s investments may decline and will fluctuate, sometimes rapidly and unpredictably, in response to general market conditions or other factors. Different sectors of the market, issuers, and security types may react differently to such developments.

Mid-Capitalization Company Risk. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large-capitalization companies. Mid-capitalization companies tend to have limited product and market diversification and financial resources, which may negatively affect their performance. In addition, mid-capitalization companies may have less experienced management and be more vulnerable to adverse developments than larger companies.

New/Small Fund Risk. The Fund recently commenced operations and therefore has limited or no operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size.

Sector Risk. To the extent the Fund’s investments focus on one or more sectors of the economy, the Fund’s performance will be particularly susceptible to conditions and developments relating to such sector(s). In addition, the Fund will be more exposed to price movements affecting companies in such sector(s) than a more broadly invested fund.
Past Performance
No performance history is presented for the Fund because it does not yet have a full calendar year of performance. Updated performance information will be available at www.guardianlife.com or by calling the phone number on the back of the Prospectus.